BLACKROCK FUND INVESTORS III
(IN LIQUIDATION)
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
JUNE 30, 1999 (UNAUDITED)

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
================================================================================

ASSETS

Investment in BlackRock Asset Investors, at estimated
     fair value (cost $61,758,652) (Notes 1 and 3)                 $ 53,046,317
Repurchase agreement dated 06/30/99
     with State Street Bank and Trust, Co. 4.60% due 07/01/99,
     collateralized by $210,000 United States Treasury Note
     6.50% due 05/31/01 (market value $215,228)
     (repurchase proceeds $208,027) (cost $208,000)                     208,000
                                                                   ------------

     Total investments (cost $61,966,652)                            53,254,317
                                                                   ------------

Cash                                                                        735
Notes receivable (Note 4)                                               107,500
Interest receivable from BAI preferred shares                            27,524
Other assets                                                              5,402
                                                                   ------------

     Total assets                                                    53,395,478
                                                                   ------------

LIABILITIES

Notes payable (Note 4)                                                  107,500
Other accrued expenses                                                  171,774
                                                                   ------------
     Total liabilities                                                  279,274
                                                                   ------------
NET ASSETS                                                         $ 53,116,204
                                                                   ============

Net assets were comprised of:
     Shares of beneficial interest, at par (Note 5)                $      3,354
     Paid-in capital in excess of par                                61,825,185
                                                                   ------------
                                                                     61,828,539
     Net unrealized depreciation on investments                      (8,712,335)
                                                                   ------------
     Total net assets                                              $ 53,116,204
                                                                   ============

Net asset value per share                                          $     158.37
                                                                   ============

Total shares outstanding at end of period                            335,401.95
                                                                   ============



--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
================================================================================
NET INVESTMENT LOSS

Interest income (net of interest expense of $3,517)                $      4,871
                                                                   ------------

Expenses
     Directors                                                           31,000
     Professional services                                               22,000
     Transfer Agent                                                       3,000
     Miscellaneous                                                       14,679
                                                                   ------------

          Total expenses                                                 70,679
                                                                   ------------
     Net investment loss                                                (65,808)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (NOTE 3)

Net realized gain on investments                                     15,585,949
Net change in unrealized depreciation on investments                 (2,375,410)
                                                                   ------------
Net realized and unrealized gain                                     13,210,539
                                                                   ------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     $ 13,144,731
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
================================================================================

INCREASE (DECREASE) IN CASH

Cash flows used for operating activities:
     Dividends and interest received                               $      5,257
     Expenses paid                                                      (53,985)
                                                                   ------------
     Net cash flows used for operating activities                       (48,728)
                                                                   ------------

Cash flows used for financing activities:
     Distributions received                                          38,811,201
     Distributions to shareholders                                  (38,919,197)
                                                                   ------------
     Net cash flows used for financing activities                      (107,996)
                                                                   ------------

Net decrease in cash                                                   (156,724)

Cash beginning of period                                                157,459
                                                                   ------------
Cash end of period                                                 $        735
                                                                   ============

RECONCILIATION OF NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS USED FOR
     OPERATING ACTIVITIES

Net increase in net assets resulting from operations               $ 13,144,731
                                                                   ------------

Increase in unrealized depreciation                                   2,375,410
Net realized gain on investments                                    (15,585,949)
Decrease in deferred organization expenses and other assets                 386
Increase in other accrued expenses                                       16,694
                                                                   ------------

     Total adjustments                                              (13,193,459)
                                                                   ------------
Net cash flows used for operating activities                       $    (48,728)
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
================================================================================


                                                               FOR THE SIX MONTHS              FOR THE YEAR ENDED
                                                               ENDED JUNE 30, 1999              DECEMBER 31, 1998
                                                               -------------------              -----------------
Increase (Decrease) in Net Assets

Operations:
     Net investment income (loss)                                $     (65,808)                   $   6,449,943
     Net realized gain                                              15,585,949                             --
     Net change in unrealized depreciation
          on investments                                            (2,375,410)                        (782,223)
                                                                 -------------                    -------------

     Net increase in net assets resulting
          from operations                                           13,144,731                        5,667,720
                                                                 -------------                    -------------

Dividends and distributions to shareholders from:
     Net investment income                                                --                         (6,449,943)
     Net realized gain                                             (15,520,141)                            --
     Return of capital                                             (23,399,056)                     (31,245,620)
                                                                 -------------                    -------------

     Total dividends and distributions to shareholders             (38,919,197)                     (37,695,563)
                                                                 -------------                    -------------

     Net decrease                                                  (25,774,466)                     (32,027,843)

NET ASSETS

Beginning of period                                                 78,890,670                      110,918,513
                                                                 -------------                    -------------

End of period                                                    $  53,116,204                    $  78,890,670
                                                                 =============                    =============


--------------------------------------------------------------------------------
See Notes to Financial Statements.

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
STATEMENTS OF FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

                                                          FOR THE SIX    FOR THE YEAR  FOR THE YEAR  FOR THE YEAR   MARCH 29, 1995*
                                                         MONTHS ENDED       ENDED         ENDED         ENDED          THROUGH
                                                           JUNE 30,      DECEMBER 31,  DECEMBER  31,  DECEMBER 31,    DECEMBER 31,
                                                            1999            1998           1997         1996             1995
                                                         -------------   -----------    ------------ ------------   -------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                      $235.21         $330.70         $733.89       $755.60     $1,000.00
                                                          -------         -------         -------       -------     ---------
     Net investment income (loss) (a)                       (0.20)          19.23          222.80        236.65        (10.91)
     Net realized and unrealized
       gain (loss) (a)                                      39.40           (2.33)         (19.07)        34.75       (233.49)
                                                          -------         -------         -------       -------     ---------
     Net increase (decrease) from
           investment operations                            39.20           16.90          203.73        271.40       (244.40)
                                                          -------         -------         -------       -------     ---------

     Less dividends and distributions:
     Net investment income                                     --          (19.23)        (210.53)      (164.34)           --
     In excess of net investment income                        --              --              --         (0.75)           --
     Net realized gain                                     (46.27)             --              --        (19.63)           --
     Return of capital                                     (69.77)         (93.16)        (396.39)      (108.39)           --
                                                          -------         -------         -------       -------     ---------
                                                          (116.04)        (112.39)        (606.92)      (293.11)           --
                                                          -------         -------         -------       -------     ---------
Net asset value, end of period                            $158.37         $235.21         $330.70       $733.89     $  755.60
                                                          =======         =======         =======       =======     =========

TOTAL INVESTMENT RETURN (B)                                16.67%           5.11%          27.76%        53.84%      (24.44)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                0.19%(c)        0.23%           0.08%         0.16%         0.85%(c)
Net investment income (loss) (d)                          (0.18)%(c)        6.38%          31.07%        30.37%       (0.85)%(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                         $75,628        $101,109        $227,550        $93,437      $21,529
Portfolio turnover                                             --              --              --            --            --
Net assets, end of period
  (in thousands)                                          $53,116         $78,891        $110,919       $163,178      $45,427


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*  Commencement of investment operations.
(a) Calculated based on average shares.
(b)The Fund is not a publicly traded entity, therefore, total investment return is calculated assuming a purchase of a common share at net asset value per share on the first day and a sale at net asset value per share on tha last day of the period reported. Total investment return for periods of less than one full year are not annualized.
(c) Annualized.
(d)The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.06% and (0.05)%, respectively, for the six months ended June 30, 1999. The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.09% and 2.55%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.08% and 27.92%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commitments of $253,239,514 on an annualized basis is 0.06% and 11.21%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $253,239,514 on an annualized basis is 0.07% and (0.07)%, respectively, for the year ended December 31, 1995.

   Contained above is the unaudited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.


See Notes to Financial Statements.

BLACKROCK FUND INVESTORS III (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Fund Investors III ("Fund III") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund III invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund III. The value of Fund III's investment in BAI reflects Fund III's proportionate interest in the net assets of BAI. The performance of Fund III is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund III's financial statements.
     The Board of Trustees of Fund III ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the stockholders on October 3, 1997 ("Adoption Date"). The plan term runs two years from the Adoption Date. The plan requires the Trustees to oversee the complete and orderly liquidation of Fund III and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan Term. The liquidation of Fund III in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals
     The following is a summary of significant accounting policies followed by Fund III.

SECURITIES VALUATION: Fund III's interest in BAI common shares is valued by Fund III at its proportionate interest in the net asset value of BAI (approximately 45% at June 30, 1999). Fund III also holds 691.56 BAI preferred shares which are valued at cost ($345,780). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.
     Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.
     In connection with transactions in repurchase agreements, the custodian for Fund III takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund III may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund III amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

TAXES: It is Fund III's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses are recorded on the accrual basis.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.       AGREEMENTS

     Fund III has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator "). For its services under the Master Administration Agreement, the Master Administrator receives no fees from Fund III.
     Fund III has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund III.
     Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund III, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund
III. Fund III bear all other costs and expenses.
      Certain trustees of Fund III who are not interested parties are paid a fee, which is split ratably between BAI, Fund III, BlackRock Fund Investors I and BlackRock Fund Investors II, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       PORTFOLIO SECURITIES

     For the six months June 30, 1999, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at June 30, 1999 was substantially the same as the basis for financial reporting.

NOTE 4.       NOTES

     Fund III holds a note with a principal amount of $107,500 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund III and due on dissolution of BAI.

     Fund III has issued and sold notes in the aggregate principal amount of $107,500 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of the Fund III.

TRUSTEES
Laurence D. Fink, CHAIRMAN
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, III

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR AND ASSISTANT SECRETARY
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022






The accompanying financial statements as of June 30, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS III
Two Heritage Drive
North Quincy, MA  02171